Installment Payment Receivables, Net	12 Months Ended
Dec. 31, 2022
Lessor Disclosure [Abstract]
Installment Payment Receivables, Net
11.	Installment Payment Receivables, Net
Installment payment receivables relating to the installment payments for vehicles and batteries from customers consisted of the following:

	As of December 31,
	2021	2022
Current portion of installment payment receivables, net	887,202	1,294,665
Non-current portion of installment payment receivables, net	1,863,492	2,188,643

Total	2,750,694	3,483,308

The Group recognized interest income resulting from installment payment sales of RMB17,115, RMB89,895 and RMB204,765 for the years ended December 31, 2020, 2021 and 2022, respectively.
As of December 31, 2021, an allowance for credit losses of RMB51,131 had been provided for the current portion of installment payment receivables of RMB905,435 and long-term portion of installment payment receivables of RMB1,896,390.
As of December 31, 2022, an allowance for credit losses of RMB88,144 had been provided for the current portion of installment payment receivables of RMB1,328,283 and long-term portion of installment payment receivables of RMB2,243,169.
Payment maturity analysis of installment payment receivables for vehicles and batteries for each of the next five years and a reconciliation of the gross receivables to the present value are as follows:

As of December 31,
2022
Within 1 year	1,511,239
Between 1 and 2 years	1,084,424
Between 2 and 3 years	744,784
Between 3 and 4 years	482,688
Between 4 and 5 years	161,313
Thereafter	5,298

Total receivables of installment payments	3,989,746

Less: Unrealized finance income	(418,294)

Installment payment receivables, gross	3,571,452
Less: Allowance for installment payment receivables	(88,144)

Installment payment receivables, net	3,483,308